Average Annual Total Returns - Class A - DWS Global Small Cap VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 1996	17.36%	6.65%	6.58%	16.20%	11.69%	9.85%